Fair Value Measurements Fair Value Measurements - Recurring (Changes in Level 3 Measurements) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)
Commodity Derivative Contracts (net)
Derivative assets and liabilities classified by the Partnership within Level 3 of the valuation hierarchy [Roll Forward]
Fair value at beginning of period	$ 0
Net positions assumed in conjunction with the MarkWest Merger	7
Total gain (realized and unrealized) included in earnings(1)	3	[1]
Settlements	(3)
Fair value at end of period	7
The amount of total gains for the period included in earnings attributable to the change in unrealized gains relating to assets still held at end of period	2
Embedded Derivatives in Commodity Contracts (net)
Derivative assets and liabilities classified by the Partnership within Level 3 of the valuation hierarchy [Roll Forward]
Fair value at beginning of period	0
Net positions assumed in conjunction with the MarkWest Merger	(38)
Total gain (realized and unrealized) included in earnings(1)	5	[1]
Settlements	1
Fair value at end of period	(32)
The amount of total gains for the period included in earnings attributable to the change in unrealized gains relating to assets still held at end of period	$ 5

[1]	(1) Gains and losses on Commodity Derivative Contracts classified as Level 3 are recorded in Product sales in the accompanying Consolidated Statements of Income. Gains and losses on Embedded Derivatives in Commodity Contracts are recorded in Costs of revenue and Purchased product costs.